CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net (Loss)	$ (1,042,462)	$ (2,726,397)	$ (7,194,792)	$ (4,915,295)
Adjustments to Reconcile Net (Loss) to Net Cash (Used in) Operating Activities:
Stock Issued for Interest			75,703	621
Vesting of Options for Compensation	71,512	37,075	164,507	171,633
Reduction in Notes Payable			(57,925)
Change in Derivative Liability Fair Value			122,945
Change in Down-round Protection Derivative Fair Value	(40,545)	(28,600)
Change in Conversion Feature Derivative Fair Value	(61,637)	1,735,309	1,390,292
Amortization of Discount on Notes payable	58,182	134,911	770,033
Amortization of Debt Issuance Costs	145,260	125,565	1,305,418
Amortization of Stock Issued for Services	17,750		36,792	364,884
Sales Returns Reserve Adjustment				(13,151)
Write-down of Discontinued Operations Receivable			130,000	70,000
(Increase) Decrease in:
Prepaid Expenses and Other Current Assets	(4,008)	(52,108)	1,381	(20,694)
Increase (Decrease) in:
Accounts Payable	(353,501)	(203,160)	411,207	757,515
Accrued Other Expenses	(470,537)	(245,672)	285,430	238,628
Net Cash (Used in) Operating Activities	(1,679,986)	(1,223,077)	(2,559,009)	(3,345,859)
CASH FLOWS FROM FINANCING ACTIVITIES
Cash Received from Sale of Common Stock				2,500,080
Proceeds from Notes Payable	5,875,000	2,000,000	3,099,800
Payment of Notes Payable	(471,000)	(40,000)	(539,800)	(390,000)
Cash Paid for Debt Issuance Costs	(286,349)
Payment of Notes Payable to Related Parties	(24,143)	(24,400)	(8,510)	4,400
Net Cash Provided by Financing Activities	5,093,508	1,935,600	2,551,490	2,114,480
Increase (Decrease) in Cash	3,413,522	712,523	(7,519)	(1,231,379)
Cash:
Beginning		7,519	7,519	1,238,898
Ending	3,413,522	720,042		7,519
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash Paid for Interest	198,334		120,561	33,859
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING AND INVESTING ACTIVITIES
Common Stock issued for Exercised Warrants	22	22	41
Common Stock issued for Debt Issuance Cost		990,000	1,592,000
Note Payable Discounts from Derivative and Conversion Feature Liabilities	5,962,763	539,764	539,764
Additional Paid-Capital from Notes Payable Discount		172,727	347,272
Accrued Interest Applied to Principal Balance	51,944			147,866
Note Payable Converted to Common Stock	104,000		1,500,000	818,000
Common Stock Issued for Interest			75,703	621
Stock Based Compensation Expense	71,512	37,075	164,507	171,633
Warrants Issued for Prepaid Services	219,500			21,000
Settlement of Derivative Liability though Modification of Note	110,819
Additional Paid- In Capital resulting from reduction in derivative and conversion feature liabilities			1,840,000
Reduction in Notes Payable			$ 57,925